Financial Instruments, Financial Risks and Capital Risks Management (Details) - Schedule of Total Revenue		6 Months Ended
		Jun. 30, 2024 MYR (RM)		Jun. 30, 2024 USD ($)		Jun. 30, 2023 MYR (RM)
Customer A [Member]
Financial Instruments, Financial Risks and Capital Risks Management (Details) - Schedule of Total Revenue [Line Items]
Amount of the Group’s revenue		RM 928,221		$ 196,774		RM 19,712,300
Customer B [Member]
Financial Instruments, Financial Risks and Capital Risks Management (Details) - Schedule of Total Revenue [Line Items]
Amount of the Group’s revenue	[1]
Customer C [Member]
Financial Instruments, Financial Risks and Capital Risks Management (Details) - Schedule of Total Revenue [Line Items]
Amount of the Group’s revenue			[1]		[1]	8,263,840
Customer D [Member]
Financial Instruments, Financial Risks and Capital Risks Management (Details) - Schedule of Total Revenue [Line Items]
Amount of the Group’s revenue	[1]

[1]	Revenue from relevant customer was less than 10% of the Group’s total revenue for the respective year.